COMMITMENTS AND CONTINGENCIES - Contingencies (Details) ¥ in Millions	1 Months Ended
	Jun. 30, 2023 CNY (¥)	Apr. 11, 2025 CNY (¥)
Loss Contingencies [Line Items]
Litigation Settlement	¥ 500
Subsequent event
Loss Contingencies [Line Items]
Amount of compensation		¥ 200
Principal amount		¥ 200
Default interest rate		1.5